Cost of sales (Schedule of Cost of Sales) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)		Dec. 31, 2022 ILS (₪)
Disclosure Of Sleeted Consolidated Statements Of Operation Data [Line Items]
Purchases	₪ 391,931	$ 107,467	₪ 377,013		₪ 310,324
Marine transportation	22,888	6,276	17,039		27,486
Maintenance	5,789	1,588	5,585	[1]	5,364	[1]
External Storage	5,012	1,374	4,930	[1]	4,490	[1]
Transportation	3,830	1,050	3,120		2,972
Salaries and related expenses	3,145	862	2,800		1,206
Depreciation and amortization	2,951	809	2,562		2,421
Packing materials	2,881	790	1,746		1,075	[1]
Personnel services	1,030	283	0		0
Outsourced packing	641	176	3,195		2,230	[1]
Other costs and expenses	3,387	927	3,101		2,960	[1]
Cost of sales, gross	443,485	121,602	421,091		360,528
Changes in inventories of finished goods	(29,024)	(7,958)	1,604		(5,300)
Cost of sales	₪ 414,461	$ 113,644	₪ 422,695		₪ 355,228

[1]	Reclassified